Investments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 12, 2009	Dec. 31, 2013 Investment	Dec. 31, 2012 Investment	Dec. 31, 2011
Schedule of Investments [Line Items]
Amortized cost of fixed-maturity securities with rights to call or prepay without penalty		$ 18,866,913
Carrying value of investments held on deposit with various insurance departments and in other trusts		54,479	49,019
Available-for-sale investment holdings that were in an unrealized loss position for fixed-maturity securities		993	111
Unrealized gain loss on investment grade securities		636,911	41,076
Mortgage loan on real estate		6,134,525	6,045,334
Interest rates on investments in new mortgage loans, minimum range		3.30%
Interest rates on investments in new mortgage loans, maximum range		5.70%
Increase (decrease) to valuation allowance as a result of establishing a specific reserve		(13,500)	40,250
Reduction in valuation allowance on mortgage loans as a result of reevaluation		5,000	30,018
Gain loss on sale of real estate property				7,078
Realized gain on exchanges		44,179	1,342	9,767
Prepaid forward agreement, amount	500,000
Sale of equity method investment ownership percentage	100.00%
Other liabilities		2,840,304	2,333,383
Preferred stock
Schedule of Investments [Line Items]
Other liabilities		32,195	32,195
Fixed-maturity securities
Schedule of Investments [Line Items]
Fair value of securities on loan		1,754,187	821,782
Cash and Cash Equivalents
Schedule of Investments [Line Items]
Collateral held		1,824,788	854,424
Collateralized debt obligations
Schedule of Investments [Line Items]
Unrealized gain loss on investment grade securities		105	94
Cash received for securities		253,125
Securities book value		208,946
Realized gain on exchanges		44,179
Debt instrument exchanged book value				380,460
Debt instrument collateral amount				390,227
Realized gain on exchanges of debt instrument				9,767
Prepaid forward contract
Schedule of Investments [Line Items]
Net value of agreement				629,127
CALIFORNIA | Mortgage Loans on Real Estate
Schedule of Investments [Line Items]
Mortgage loan on real estate, concentration level		30.80%	34.80%
Mortgage loan on real estate		1,910,426	2,118,998
TEXAS | Mortgage Loans on Real Estate
Schedule of Investments [Line Items]
Mortgage loan on real estate, concentration level		12.20%	13.00%
Mortgage loan on real estate		755,664	791,739
External Credit Rating, Investment Grade
Schedule of Investments [Line Items]
Unrealized gain loss on investment grade securities		$ 587,100	$ 23,413
Percentage of unrealized loss		92.20%	57.00%